Document and Entity Information	3 Months Ended
Mar. 31, 2017 shares
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	N.A.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000818686
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	Teva Pharmaceutical Industries Ltd
Trading Symbol	TEVA
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Entity Common Stock Shares Outstanding	1,123,402,689